Income Taxes	9 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

17. Income Taxes

The provision for income taxes for the three months ended December 31, 2017 and 2016 was $0.8 million and $0.4 million, respectively, on the loss before taxes of $(1.7) million and $(3.0) million, respectively. The provision for income taxes for the three months ended December 31, 2017 is primarily attributable to earnings of our South African entity.

The provision for income taxes for the nine months ended December 31, 2017 and 2016 was $1.7 million and $1.2 million, respectively, on the loss before taxes of $(4.1) million and $(1.6) million, respectively. The provision for income taxes for the nine months ended December 31, 2017 is primarily attributable to the earnings of our U.S. and South African entities offset by $2.3 million in excess tax benefits resulting from share option exercises by employees.

In assessing our ability to realize our net deferred tax assets, we considered various factors including future reversals of existing taxable temporary differences, projected future taxable income, tax planning strategies and recent financial operations to determine whether it is more likely than not that some portion or all of our net deferred tax assets will not be realized. Based upon these factors, we have determined that the uncertainty regarding the realization of these assets is sufficient to warrant the need for a full valuation allowance against our net deferred tax assets as of December 31, 2017.

As of December 31, 2017 and March 31, 2017, the Company had liabilities for uncertain tax positions of $4.9 million, none of which, if recognized, would impact the Company’s effective tax rate. Interest and penalty charges, if any, related to uncertain tax positions would be classified as income tax expense in the accompanying condensed consolidated statements of operations. As of December 31, 2017 and March 31, 2017, the Company had no accrued interest or penalties related to uncertain tax positions.

The Company is not currently under audit. The Company believes it has recorded all appropriate provisions for all jurisdictions and open years. The Company, however, can give no assurance that taxing authorities will not propose adjustments that would increase its tax liabilities.

In connection with the adoption of ASU 2016-09 on April 1, 2017, the Company is required to recognize all excess tax benefits and tax deficiencies attributable to share-based compensation as either income tax expense or tax benefit in the income statement in the period when the awards vest or are settled. The company applied this amendment prospectively to excess tax benefits and tax deficiencies arising from vesting or settlement after the adoption date. ASU 2016-09 also requires excess tax benefits to be recognized, regardless as to whether the benefit reduces taxes payable in the current period. The Company adopted this guidance using a modified retrospective transition method and recorded a cumulative-effect adjustment for certain off-balance sheet net operating loss carryforwards to retained earnings and deferred tax asset with an equal offsetting adjustment to the Company’s valuation allowance.  In addition, the Company changed its accounting policy to record actual forfeitures as they occur, which increased accumulated deficit and additional paid-in-capital by $0.1 million, resulting in an immaterial increase in the Company’s deferred tax assets that is offset by an increase in the valuation allowance. The Company also elected to prospectively apply the change in presentation of excess tax benefits wherein excess tax benefits recognized on share-based compensation expense is now classified as an operating activity in the Company’s condensed consolidated statements of cash flows. The Company did not adjust the classification of excess tax benefits in our condensed consolidated statements of cash flows for the nine months ended December 31, 2016.

During the third quarter of fiscal 2018, the Tax Cuts and Jobs Act (the Act) was enacted in the United States. The Act reduces the U.S. federal corporate tax rate from 35% to 21% effective January 1, 2018. Additionally, in December 2017, the SEC issued SAB 118, which directs taxpayers to consider the impact of the U.S. legislation as “provisional” when it does not have the necessary information available, prepared or analyzed (including computations) in reasonable detail to complete its accounting for the change in tax law.

As of December 31, 2017, the Company has not completed its accounting for the tax effects of enactment of the Act, however, the Company has made a reasonable estimate that the effects on the Company’s existing deferred tax balances will be immaterial as a result of the valuation allowance maintained against the Company’s U.S. net deferred tax assets. The Company will continue to refine its calculations as additional analysis is completed. In addition, the Company’s estimates may also be affected as the Company gains a more thorough understanding of the tax law.